Summary of Significant Accounting Policies - Property Plant and Equipment Useful Lives (Details 2)	12 Months Ended
Dec. 31, 2013
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Weighted Average [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	19 years 1 month